Shareholders' Equity - Summary of Treasury Stock (Detail) - EUR (€) shares in Thousands, € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of treasury shares [line items]
Total amount	€ 676	€ 273	€ 181
Aegon N.V [member]
Disclosure of treasury shares [line items]
Number of shares	198,369	102,369
Total amount	€ 676	€ 273
Aegon N.V [member] | Common shares [member] | Aegon N V [member]
Disclosure of treasury shares [line items]
Number of shares	145,821	70,958
Total amount	€ 662	€ 262
Aegon N.V [member] | Common shares [member] | Subsidiaries [Member]
Disclosure of treasury shares [line items]
Number of shares	785	822
Total amount	€ 8	€ 8
Aegon N.V [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Number of shares	51,763	30,589	12,884
Total amount	€ 6	€ 3	€ 1